RECENTLY IMPLEMENTED ACCOUNTING STANDARDS	12 Months Ended
Dec. 31, 2015
Accounting Changes and Error Corrections [Abstract]
RECENTLY IMPLEMENTED ACCOUNTING STANDARDS
RECENTLY IMPLEMENTED ACCOUNTING STANDARDS

In September 2015, the FASB issued ASU 2015-16, Simplifying the Accounting for Measurement-Period Adjustments. The update require that an acquirer recognize adjustments to provisional amounts that are identified during the measurement period in the reporting period in which the adjustment amounts are determined. The standard is effective for fiscal years beginning after December 15, 2015. Early application is permitted. We elected to early adopt this standard in the fourth quarter of 2015. During the fourth quarter of 2015, we made adjustments to the amounts previously recorded on the 2015 acquisitions of Wireless Maingate AB, Accel Networks LLC, and MobiquiThings SAS.